Income Taxes - Additional Information (Detail)		5 Months Ended	7 Months Ended	12 Months Ended
	Jul. 19, 2015 USD ($)	May 31, 2018 USD ($)	Dec. 31, 2017	May 31, 2018 USD ($)	May 31, 2018 CNY (¥)	May 31, 2017 USD ($)	May 31, 2016 USD ($)
Income Taxes [Line Items]
State income tax rate				21.00%	21.00%
Effective income tax rate		21.00%	35.00%	25.00%	25.00%	25.00%	25.00%
Income tax rate				16.64%	16.64%	15.31%	14.04%
Cash paid for dividend	$ 62,668			$ 71,153,000			$ 62,668,000
Valuation allowance		$ 5,506,000		5,506,000		$ 3,981,000
Net operating loss				54,949,000
Withholding tax, dividends paid by PRC schools and subsidiaries to their foreign investors							10.00%
Aggregate undistributed earnings available for distribution		1,819,317,000		1,819,317,000		1,457,705,000
Unrecognized tax benefits		$ 0		$ 0		0	$ 0
UNITED KINGDOM
Income Taxes [Line Items]
Income tax rate				20.00%	20.00%
AUSTRALIA
Income Taxes [Line Items]
Income tax rate				27.50%	27.50%
Wholly owned subsidiaries [Member]
Income Taxes [Line Items]
Cash paid for dividend				$ 69,567,000		0	75,898,000
Withholding tax paid for the dividend				$ 6,957,000		$ 0	$ 7,590,000
Beijing Pioneer Technology Company Limited [Member]
Income Taxes [Line Items]
Income tax rate				15.00%	15.00%
Preferential tax rate				15.00%	15.00%	15.00%	15.00%
Minimum [Member]
Income Taxes [Line Items]
Underpayment of tax liability				$ 16,000	¥ 100,000
Beijing Hewstone, Shanghai Smart Words and Beijing Decision [Member]
Income Taxes [Line Items]
Withholding tax paid for the dividend							$ 7,590,000
Beijing Hewstone, Shanghai Smart Words, Beijing Smart Wood and Beijing Pioneer [Member]
Income Taxes [Line Items]
Withholding tax paid for the dividend				$ 6,957,000
High and new tech enterprise (HNTE) [Member]
Income Taxes [Line Items]
Income tax rate				15.00%	15.00%	15.00%	15.00%
Preferential tax rate							15.00%
Newly established software enterprise (NESE) [Member]
Income Taxes [Line Items]
Preferential tax rate				12.50%	12.50%
Tax holiday year				2 years	2 years
Income tax holiday, description				Enterprises that qualify as the "newly established software enterprise" ("NESE") are exempt from Enterprise Income Tax ("EIT") for two years beginning the enterprise's first profitable year followed by a tax rate of 12.5% for the succeeding three years.	Enterprises that qualify as the "newly established software enterprise" ("NESE") are exempt from Enterprise Income Tax ("EIT") for two years beginning the enterprise's first profitable year followed by a tax rate of 12.5% for the succeeding three years.
Peoples Republic Of China Entities [Member]
Income Taxes [Line Items]
Income tax rate				25.00%	25.00%
Variable interest entities (VIEs) [Member]
Income Taxes [Line Items]
Income tax rate				25.00%	25.00%
Hong Kong [Member]
Income Taxes [Line Items]
Income tax rate				16.50%	16.50%
Earliest Tax Year [Member]
Income Taxes [Line Items]
Net operating loss expiration dates				May 31, 2019	May 31, 2019
Latest Tax Year [Member]
Income Taxes [Line Items]
Net operating loss expiration dates				May 31, 2024	May 31, 2024